Investments and loan receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments and loan receivable
Investments and loan receivable (note 6)	$ 238.4	$ 183.2
Unrealized gains losses on available-for-sale investments
Gain on change in the fair value of equity investments at FVTOCI	50.5	11.4
Tax expense in other comprehensive income	(6.7)	(1.5)
Gain on change in the fair value of equity investments at FVTOCI, net of tax	43.8	9.9
Equity investments
Investments and loan receivable
Investments and loan receivable (note 6)	195.6	145.6
Loan receivable
Investments and loan receivable
Investments and loan receivable (note 6)	$ 37.1	34.6
Unrealized gains losses on available-for-sale investments
Loan bears interest	7.00%
Warrants
Investments and loan receivable
Investments and loan receivable (note 6)	$ 5.7	$ 3.0